Note 7 - Financial Results (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Results [Line Items]
Interest related to instruments carried at FVPL	$ 33.0	$ 3.3	$ 6.5
Realized loss from change in fair value of financial instrument	10.5
Non-financial interest related to PIS and COFINS taxes recovery in Brazilian subsidiaries		$ 18.0
Argentine sovereign bonds
Disclosure of Financial Results [Line Items]
Loss arising from dividend paid in kind	$ 29.8